Provisions for Legal Proceedings - Summary of Judicial Claims Deemed to be Probable Losses, Fully Accrued (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,348,157	R$ 1,268,564	R$ 1,193,931
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	501,247	479,532	R$ 441,674
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	280,158	269,275
Legal proceedings provision, tax [member] | State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	99,423	84,778
Legal proceedings provision, tax [member] | INSS - Social security [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	65,149	63,103
Legal proceedings provision, tax [member] | PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	2,051	2,449
Legal proceedings provision, tax [member] | IPI - Excise tax credit - NT [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	678	1,155
Legal proceedings provision, tax [member] | Federal income taxes [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	1,521	329
Legal proceedings provision, tax [member] | Other [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 52,267	R$ 58,443